UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Spheric Capital Management, LLC
Address:  10 Post Office Square (North) Suite 1190
          Boston, MA 02109

Form 13F File Number: 028-10680

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Heidi M.V. Sullivan
Title:     COO
Phone:     617-574-7440
Signature, Place and Date of Signing:

    Heidi M.V. Sullivan  Boston, MA   October 28, 2004


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    11

Form 13F Information Table Value Total:    5793

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D BOSTON SCIENTIFIC CORP         COMMON STOCK     101137107      497    12500 SH       SOLE                  12500        0        0
D GUIDANT CORP COM               COMMON STOCK     401698105      330     5000 SH       SOLE                   5000        0        0
D MACROMEDIA CORP COM            COMMON STOCK     556100105      251    12500 SH       SOLE                  12500        0        0
D MEDTRONIC INC COM              COMMON STOCK     585055106      389     7500 SH       SOLE                   7500        0        0
D NOKIA CORP ADR SHRS EACH       ADRS STOCKS      654902204      343    25000 SH       SOLE                  25000        0        0
D PALMONE INC COM                COMMON STOCK     69713P107      609    20000 SH       SOLE                  20000        0        0
D PFIZER INC COM                 COMMON STOCK     717081103      459    15000 SH       SOLE                  15000        0        0
D SCIENTIFIC-ATLANTA             COMMON STOCK     808655104      259    10000 SH       SOLE                  10000        0        0
D ST JUDE MED INC COM            COMMON STOCK     790849103     2070    27500 SH       SOLE                  27500        0        0
D TYCO INTERNATIONAL LTD COM     COMMON STOCK     902124106      230     7500 SH       SOLE                   7500        0        0
D VERITAS SOFTWARE CORP COM      COMMON STOCK     923436109      356    20000 SH       SOLE                  20000        0        0
S REPORT SUMMARY                 11 DATA RECORDS                5793        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED